Disposal of subsidiary - Additional Information (Detail) - INR (₨) ₨ in Millions		12 Months Ended
	Feb. 15, 2021	Mar. 31, 2021	Mar. 31, 2020	Oct. 31, 2020
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Deferred tax assets derecognized		₨ 1,611	₨ 1,465
Adyah Solar Energy Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Percentage of sale of shareholding interest in subsidiary				100.00%
Total consideration for sale of subsidiary	₨ 5,549	5,549
Net assets		5,957
Deferred tax assets derecognized		306
Cash contributed from operating activities by disposed group		1,120	1,061
Cash contributed from investing activities by disposed group		206	2,770
Cash contributed from financing activities by disposed group		₨ 1,354	₨ 1,727